Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 69,000	$ 89,000	$ 75,000	$ 62,000